Taxation - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets [Abstract]
Pensions and stock options	$ 1	$ 3
Provisions	27	30
Property, plant and equipment	92	51
Net operating losses carried forward	296	320
Other	12	9
Gross deferred tax assets	428	413
Valuation allowance	(413)	(403)
Deferred tax assets	15	10
Deferred Tax Liability [Abstract]
Unremitted Earnings of Subsidiaries	8	8
Intangibles	1	1
Gross deferred tax liabilities	9	9
Net deferred tax asset/(liability)	$ 6	$ 1